Investment and Mortgage-Backed Securities, Available for Sale (Tables)	12 Months Ended
Dec. 31, 2016
Investments, Debt and Equity Securities [Abstract]
Schedule of Available for Sale Securities
The amortized cost, gross unrealized gains, gross unrealized losses, and fair values of investment and mortgage-backed securities available for sale at the dates indicated are as follows:

	December 31, 2016
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair value
FHLB Securities	$998,001	$—	$1	$998,000
Small Business Administration (“SBA”) Bonds	101,280,921	909,361	284,223	101,906,059
Tax Exempt Municipal Bonds	72,248,915	1,185,753	1,899,519	71,535,149
Taxable Municipal Bonds	2,021,192	—	30,062	1,991,130
Mortgage-Backed Securities	183,657,697	2,575,616	972,222	185,261,091
Equity Securities	250,438	117,562	—	368,000
	$360,457,164	$4,788,292	$3,186,027	$362,059,429

	December 31, 2015
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair value
FHLB Securities	$2,000,000	$—	$67,912	$1,932,088
Federal Farm Credit Bank ("FFCB") Securities	2,000,000	—	12,064	1,987,936
Federal National Mortgage Association ("FNMA") Bonds	997,564	6,767	—	1,004,331
SBA Bonds	110,195,113	1,415,464	193,795	111,416,782
Tax Exempt Municipal Bonds	73,499,636	2,770,115	204,132	76,065,619
Mortgage-Backed Securities	180,197,347	3,281,116	681,251	182,797,212
Equity Securities	250,438	59,464	—	309,902
	$369,140,098	$7,532,926	$1,159,154	$375,513,870

Schedule of Available For Sale Securities, Contractual Maturities

	Amortized Cost	Fair Value
Due in less than one year	$693,253	$697,840
Due in one year to five years	16,133,816	16,320,055
Due in five to ten years	42,077,103	42,417,193
Due in ten years or more	117,895,295	117,363,250
Mortgage-Backed Securities	183,657,697	185,261,091
	$360,457,164	$362,059,429

Schedule of Temporarily Impaired Securities, Fair Value and Unrealized Losses
The tables below summarize gross unrealized losses and the related fair value, aggregated by investment category and length of time that individual available for sale securities have been in a continuous unrealized loss position for the periods indicated.

	December 31, 2016
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
FHLB Securities	$998,000	$1	$—	$—	$998,000	$1
SBA Bonds	28,490,243	228,432	8,212,824	55,791	36,703,067	284,223
Tax Exempt Municipal Bonds	47,405,066	1,899,519	—	—	47,405,066	1,899,519
Taxable Municipal Bonds	1,991,130	30,062	—		1,991,130	30,062
Mortgage-Backed Securities	62,738,366	916,699	5,600,262	55,523	68,338,628	972,222
	$141,622,805	$3,074,713	$13,813,086	$111,314	$155,435,891	$3,186,027

	December 31, 2015
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
FHLB Securities	$—	$—	$1,932,088	$67,912	$1,932,088	$67,912
FFCB Securities	1,987,936	12,064	—	—	1,987,936	12,064
SBA Bonds	25,090,453	119,533	7,982,777	74,262	33,073,230	193,795
Tax Exempt Municipal Bonds	13,668,473	175,020	709,800	29,112	14,378,273	204,132
Mortgage-Backed Securities	63,273,417	648,862	1,706,086	32,389	64,979,503	681,251
	$104,020,279	$955,479	$12,330,751	$203,675	$116,351,030	$1,159,154